Stock Compensation Plans - 10K	12 Months Ended
Dec. 31, 2015
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Stock Compensation Plans
6.	Stock Compensation Plans

The Company’s 2010 Stock Incentive Plan (the “2010 Plan”) was initially adopted in May 2010. The 2010 Plan provided for the issuance of stock options, restricted stock and unrestricted stock with respect to an aggregate of 2,000,000 shares of the Company’s common stock to employees, consultants and outside directors of the Company. On May 17, 2011, the 2010 Plan was amended to provide for the issuance of restricted stock units (“RSUs”) and on February 2, 2012, the 2010 Plan was amended to provide for the issuance of SARs. Effective April 25, 2012, the 2010 Plan was amended to increase the maximum number of shares of common stock available for issuance to an aggregate of 4,500,000 shares. The vesting period for awards granted under the 2010 Plan, is determined by the Compensation Committee of the Board of Directors. The Compensation Committee also determines the expiration date of each equity award, however, stock options and SARs may not be exercisable more than ten years after the date of grant as the maximum term of equity awards issued under the 2010 Plan is ten years.

For the years ended December 31, 2015, 2014 and 2013, the Company recorded stock-based compensation expense, including stock options, SARs, RSUs and certain warrant amortization, of approximately $1.6 million, $2.4 million and $2.3 million, respectively.

Stock Options

Stock option awards provide holders the right to purchase shares of common stock at prices determined by the Compensation Committee and must have an exercise price equal to or in excess of the fair market value of the Company’s common stock at the date of grant.

There were no stock options granted during years-ended 2015 and 2014.

The fair value of options granted prior to December 31, 2014 were estimated at the date of grant. Expected volatility has been estimated using a combination of the Company’s historical volatility and the historical volatility of a group of comparable companies, both using historical periods equivalent to the options’ expected lives. The expected dividend yield assumption is based on the Company’s intent not to issue a dividend in the foreseeable future. The risk-free interest rate assumption is based upon observed interest rates for securities with maturities approximating the options’ expected lives. The expected life was estimated based on historical experience and expectation of employee exercise behavior in the future giving consideration to the contractual terms of the award.

A summary of the Company’s stock option activity is as follows:

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Life (in years)	Aggregate Intrinsic Value (in thousands)
Outstanding at January 1, 2015	2,115,566	$4.90
Granted	—	—
Exercised	(10,000)	1.22
Canceled/Expired	(180,599)	9.28
Outstanding at December 31, 2015	1,924,967	$4.51	3.03	$—
Vested and expected to vest at December 31, 2015	1,914,633	$4.51	3.04	$—
Exercisable at December 31, 2015	1,724,967	$4.71	3.13	$—

As of December 31, 2015, $13,000 of total remaining unrecognized stock-based compensation cost related to stock options is expected to be recognized over the weighted-average remaining requisite service period of 1.5 years. The total fair value of vested stock options was $0, $144,000and $579,432 for the years ended December 31, 2015, 2014 and 2013, respectively.

The total intrinsic value of stock options exercised was $5,900, $19,000 and $959,000 for the years ended December 31, 2015, 2014 and 2013, respectively. The intrinsic value represents the amount by which the market price of the underlying stock exceeds the exercise price of an option.

The weighted average fair value at the date of grant for stock options granted during the year ended December 31, 2013 was $2.34.

As of December 31, 2015 and 2014, 500,000 of the Company’s outstanding options, respectively, were subject to specific performance conditions consisting of minimum cash receipts thresholds and regulatory approval of our lead drug candidate. During the year ended December 31, 2014, the performance conditions relating to minimum cash receipts were achieved making 300,000 of the aforementioned options exercisable. The remaining 200,000 options with performance conditions relating to regulatory approval have not been achieved, thus these options are not exercisable at December 31, 2015.

Stock Appreciation Rights

Stock-settled stock appreciation rights (“SSARs”) provide holders the right to purchase shares of common stock at prices determined by the Compensation Committee and must have an exercise price equal to or in excess of the fair market value of the Company’s common stock at the date of grant. Upon exercise, the gain, or intrinsic value, is settled by the delivery of SIGA stock to the employee.

There were no SSARs granted during the years ended 2015 and 2014. During the year ended December 31, 2012, the Company granted 1.4 million shares of SSARs at a weighted average grant-date fair value of $0.68 per share. The exercise price of a SSAR is equal to the closing market price on the date of grant. The granted SSARs vest in equal annual installments over a period of three years and expire no later than seven years from the date of grant. Moreover, the appreciation of each SSAR was capped at a determined maximum value. At December 31, 2015 and 2014, due to the cap on value the maximum number of shares that could be issued in the future was 365,689 and 372,000, respectively.

The fair value of granted SSARs has been estimated utilizing a Monte Carlo method. The Monte Carlo method is a statistical simulation technique used to provide the grant-date fair value of an award. As the issued SSARs were capped at maximum values, such attribute was considered in the simulation.

The Company calculates the expected volatility using a combination of SIGA’s historical volatility and the volatility of a group of comparable companies. The expected life from grant date was estimated based on the expectation of exercise behavior in consideration of the maximum value and contractual term of the SSARs. The dividend yield assumption is based on the Company’s intent not to issue a dividend in the foreseeable future. The risk-free interest rate assumption is based upon observed interest rates appropriate for the expected life of the SSARs.

A summary of the Company’s SSAR activity is as follows:

	Number of SSARs	Weighted Average Exercise Price	Weighted Average Remaining Life (in years)	Aggregate Intrinsic Value (in thousands)
Outstanding at January 1, 2015	1,226,524	$3.53
Granted	—	—
Exercised	—	—
Canceled/Expired	(17,250)	3.53
Outstanding at December 31, 2015	1,209,274	$3.53	3.09	$—
Vested and expected to vest at December 31, 2015	1,209,274	$3.53	3.09	$—
Exercisable at December 31, 2015	1,209,274	$3.53	3.09	$—

The total fair value of vested SSARs was $0, $267,000 and $317,000 for the years ended December 31, 2015, 2014 and 2013, respectively. The total intrinsic value of SSARs exercised was $0, $0 and $4,000 for the years ended December 31, 2015, 2014 and 2013, respectively. The intrinsic value represents the amount by which the market price of the underlying stock exceeds the exercise price of a SSAR.

Restricted Stock Awards/Restricted Stock Units

RSUs awarded to employees vest in equal annual installments over a three-year period and RSUs awarded to directors of the Company vest over a one-year period. A summary of the Company’s RSU activity is as follows:

	Number of RSUs	Weighted Average Grant-Date Fair Value
Outstanding at January 1, 2015	1,161,672	$3.07
Granted	120,000	2.00
Vested	(600,000)	2.98
Canceled/Expired	(20,001)	3.17
Outstanding at December 31, 2015	661,671	$2.96

As of December 31, 2015, $0.7 million of total remaining unrecognized stock-based compensation cost related to RSUs is expected to be recognized over the weighted-average remaining requisite service period of 0.57 years. The weighted average fair value at the date of grant for restricted stock awards granted during the years ended December 31, 2015, 2014 and 2013 was $2.00, $3.23 and $2.98 per share, respectively. Based on the grant date, the total fair value of restricted stock and restricted stock units vested during the years ended December 31, 2015, 2014 and 2013 was $1.8 million, $1.5 million and $0.7 million.